Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2023
Transfers and Servicing [Abstract]
Changes in Fair Value of Capitalized MSRs
Changes in fair value of capitalized MSRs are summarized as follows:

(Dollars in Millions)	2023	2022	2021
Balance at beginning of period	$3,755	$2,953	$2,210
Rights purchased	5	156	42
Rights capitalized	373	590	1,136
Rights sold(a)	(440)	(255)	2
Changes in fair value of MSRs
Due to fluctuations in market interest rates(b)	66	804	272
Due to revised assumptions or models(c)	12	(29)	(196)
Other changes in fair value(d)	(394)	(464)	(513)
Balance at end of period	$3,377	$3,755	$2,953
(a)MSRs sold include those having a negative fair value, resulting from the loans being severely delinquent.
(b)Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.
(c)Includes changes in MSR value not caused by changes in market interest rates, such as changes in assumed cost to service, ancillary income and option adjusted spread, as well as the impact of any model changes.
(d)Primarily the change in MSR value from passage of time and cash flows realized (decay), but also includes the impact of changes to expected cash flows not associated with changes in market interest rates, such as the impact of delinquencies.
Sensitivity to Changes in Interest Rates of the Fair Value of MSR Portfolio and Related Derivative Instruments
The estimated sensitivity to changes in interest rates of the fair value of the MSR portfolio and the related derivative instruments as of December 31 follows:

	2023						2022
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(370)	$(173)	$(84)	$77	$147	$268	$(334)	$(153)	$(73)	$66	$125	$224
Derivative instrument hedges	381	178	86	(79)	(152)	(289)	337	153	73	(67)	(127)	(236)
Net sensitivity	$11	$5	$2	$(2)	$(5)	$(21)	$3	$—	$—	$(1)	$(2)	$(12)

MSRs and Related Characteristics by Portfolio
A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 follows:

	2023				2022
(Dollars in Millions)	HFA	Government	Conventional(d)	Total	HFA	Government	Conventional(d)	Total
Servicing portfolio(a)	$48,286	$25,996	$151,056	$225,338	$44,071	$23,141	$172,541	$239,753
Fair value	$769	$507	$2,101	$3,377	$725	$454	$2,576	$3,755
Value (bps)(b)	159	195	139	150	165	196	149	157
Weighted-average servicing fees (bps)	36	44	26	30	36	42	27	30
Multiple (value/servicing fees)	4.45	4.41	5.41	5.00	4.56	4.69	5.52	5.20
Weighted-average note rate	4.56%	4.23%	3.81%	4.02%	4.16%	3.81%	3.52%	3.67%
Weighted-average age (in years)	4.3	5.5	4.3	4.4	4.0	5.7	3.7	3.9
Weighted-average expected prepayment (constant prepayment rate)	10.5%	11.1%	9.1%	9.6%	7.4%	8.5%	7.8%	7.8%
Weighted-average expected life (in years)	7.2	6.5	7.0	7.0	8.8	7.6	7.5	7.7
Weighted-average option adjusted spread(c)	5.4%	5.9%	4.6%	4.9%	7.6%	6.9%	5.1%	5.8%
(a)Represents principal balance of mortgages having corresponding MSR asset.
(b)Calculated as fair value divided by the servicing portfolio.
(c)Option adjusted spread is the incremental spread added to the risk-free rate to reflect optionality and other risk inherent in the MSRs.
(d)Represents loans sold primarily to GSEs.